Organization and Business Operations - Financing (Details) - Diamond eagle acquisition - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	May 14, 2019	May 10, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of warrants				$ 9,500,000
Number of stock to be purchased by warrants				6,333,334	6,333,334
Amount deposited in trust account	$ 400,000,000			$ 400,000,000
Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	40,000,000			40,000,000
Amount deposited in trust account	$ 400,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of warrants		$ 9,500,000	$ 9,500,000		$ 9,500,000
Number of stock to be purchased by warrants	6,333,334		6,333,334	6,333,334	6,333,334
Amount deposited in trust account			$ 400,000,000		$ 400,000,000
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	5,000,000	5,000,000	5,000,000	5,000,000